Leases	12 Months Ended
Oct. 31, 2024
Leases [Abstract]
Leases
4.	Leases

On July 1, 2021, the Company entered into a lease agreement (“2021 Lease”) with Scisparc Ltd, a related party (“Scisparc”) and a third party for a total area of approximately 240m2, of which the Company occupies approximately 120 square meters for the Company’s offices, in Tel Aviv, Israel. The Company, Scisparc and the third party had an option to extend the 2021 Lease for an additional three-year period. The Company’s base rent was ILS11,000 per month (approximately $3,080) during the term of the 2021 Lease. The lease liability was discounted using the Company’s estimated incremental borrowing rate of 20%. On December 31, 2021, the third party elected to leave the office space, and a new lease agreement was signed with the Company and Scisparc. As a result, the Company’s base rent was increased to ILS 18,200 per month (approximately $5,094).The lease expired on June 30, 2023.

On December 25, 2023, the Company entered into an agreement with SciSparc for the lease of office space in Tel Aviv, Israel, having a total area of approximately 240 square meters. The Company occupies approximately 120 square meters of the space for its offices. The Company’s base rent was ILS 23,300 per month (approximately $6,500) during the term of the lease. The lease liability was discounted using the Company’s estimated incremental borrowing rate of 10%.

On March 31, 2024, the Company and SciSparc agreed to terminate the lease agreement prior to the initial term of the lease. As a result, the Company paid early termination fees of approximately $13,000 and paid approximately $3,000 to a broker. The loss upon early termination related to this transaction was recorded as general and administrative expenses within the Consolidated Statements of Operations and Comprehensive Loss.

On June 13, 2024, the Company entered into an agreement with SciSparc for the lease of office space in Tel Aviv, Israel, having a total area of approximately 386 square meters. The Company occupies approximately 193 square meters of the space for its offices. The rental period is from April 1, 2024 to March 31, 2026. The Company’s base rent was ILS 12,500 per month (approximately $3,400) during the term of the lease. The lease liability was discounted using the Company’s estimated incremental borrowing rate of 10%.

ROU office space

Balance, October 31, 2023	$-

Addition	181,779
Early termination of office lease	(88,562)
Accumulated depreciation	(39,023)
Exchange rate differences	(2,531)

Balance, October 31, 2024	$51,663

Lease liability

Balance, October 31, 2023	$-

Addition	181,779
Early termination of office lease	(88,905)
Lease payments	(42,587)
Interest expense	5,386
Exchange rate differences	(2,531)

Balance, October 31, 2024	$53,142

Amounts recognized in profit or loss

Year ended
October 31,
2024
Depreciation	$39,023
Interest	5,386

$44,409